Inventories - Schedule of Inventory (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Components:
For manufacturing of systems	$ 51,323	$ 25,540
For servicing of systems	35,824	27,756
Inventory Gross	87,147	53,296
Work in process	25,266	11,843
Finished products	44,617	28,799
Inventory Net	$ 157,030	$ 93,938